EATON VANCE PRIME RATE RESERVES
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260

                                  CERTIFICATION



         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Prime Rate Reserves (the "Registrant) (1933 Act File No. 333-25731) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 1997 do not differ materially from those contained in the Registration Statement on Form N-2, and (b) that the Registration Statement was filed electronically with the Commission (Accession No. 0000950156-97-000405) on April 24, 1997.

Eaton Vance Prime Rate Reserves



By:      /S/ ERIC G. WOODBURY
         Eric G. Woodbury
         Assistant Secretary

Date:    May 2, 1997